Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of associates [line items]
Undistributed retained earnings	$ 64	$ 61	$ 62
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest until the end of 10th anniversary	29.00%
Period of option to sell back equity interest until the end of 10th anniversary	10 years
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 818	$ 1,021